Deposits - Schedule of Time Deposit Maturities (Detail) (USD $)	Dec. 31, 2013
Deposits [Abstract]
2014	$ 50,476,152
2015	18,994,065
2016	6,311,408
2017	3,366,344
2018	4,750,294
Total	$ 83,898,263